Investments in associates	3 Months Ended
Jan. 31, 2021
Investments accounted for using equity method [abstract]
Investments in associates
9.	Investments in associates
The Bank had significant investments in the following associates:

					As at
					January 31 2021	October 31 2020
($ millions)	Country of incorporation	Nature of business	Ownership percentage	Date of financial statements (1)	Carrying value	Carrying value
Canadian Tire Financial Services business (CTFS) (2)	Canada	Financial Services	20.00%	December 31, 2020	533	534
Bank of Xi’an Co. Ltd. (3)	China	Banking	17.99%	December 31, 2020	955	926
Maduro & Curiel’s Bank N.V. (4)	Curacao	Banking	48.10%	December 31, 2020	365	355
(1)	Represents the date of the most recent financial statements made available to the Bank by the associates’ management.
(2)
Canadian Tire has an option to sell to the Bank up to an additional
29%

equity interest until the end of the 10th anniversary (October 1, 2024) at the then fair value, that can be settled, at the Bank’s discretion, by issuance of common shares or cash. After October 1, 2024 for a period of six months, the Bank has the option to sell its equity interest back to Canadian Tire at the then fair value.

(3)	Based on the quoted price on the Shanghai Stock Exchange, the Bank’s Investment in Bank of Xi’an Co. Ltd. was $826 (October 31, 2020 – $818).
(4)
The local regulator requires financial institutions to set aside reserves for general banking risks. These reserves are not required under IFRS, and represent undistributed retained earnings related to a foreign associated corporation, which are subject to local regulatory restrictions. As of January 31, 2021, these reserves amounted to $61

(October 31, 2020 – $64).